UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ];        Amendment Number:
                                                      -------

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
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Address:  3060 PEACHTREE ROAD, NW SUITE 1555
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          ATLANTA GA  30066
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MICHAEL MCCARTHY
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Title:  PRINCIPAL
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Phone:  404-842-9600
        ----------------------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL MCCARTHY      ALANTA, GA 30066        November 14, 2003
--------------------    --------------------     --------------------
    [Signature]            [City, State]                [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:      Shapiro Capital Management 3/31/2003

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           41

Form 13F Information Table Value Total:          $1,170,425  (thousands)
                                                 ----------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]

                                                                       FORM 13F

                                                                   (SEC USE ONLY)
Page 1 of 2                               Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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
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Chiquita Brands
  International                       Common   170032809    $76,780,830     4,337,900     a                       a
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Instinet Group Incorporated           Common   457750107    $70,020,714    14,682,473     a                       a
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US Cellular                           Common   911684108    $66,828,150     2,296,500     a                       a
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Adolph Coors Class B             Cl B Common   217016104    $63,554,266     1,182,185     a                       a
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Hanover Compressor Co.                Common   410768105    $63,313,787     6,395,332     a                       a
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Tom Brown Inc.                        Common   115660201    $61,869,640     2,407,379     a                       a
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Walter Industries, Inc.               Common   93317Q105    $61,837,977     5,763,092     a                       a
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Apogent Technologies                  Common   03760a101    $60,924,759     2,920,650     a                       a
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Sybron Dental Specialties             Common   871142105    $57,761,581     2,304,012     a                       a
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Earthlink Inc.                        Common   270321102    $56,825,549     6,904,684     a                       a
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Duane Reade Inc.                      Common   263578106    $53,039,333     3,325,350     a                       a
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Encore Acquisition Company            Common   29255w100    $43,338,128     2,011,050     a                       a
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Primedia, Inc.                        Common   74157K101    $41,698,994    14,631,226     a                       a
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Lifepoint Hospitals Inc.              Common   53219L109    $41,019,680     1,705,600     a                       a
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Cincinnati Bell Inc.                  Common   171871106    $39,016,718     7,665,367     a                       a
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Gartner, Inc. CL B               Cl B Common   366651206    $38,243,829     3,511,830     a                       a
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Viasys Healthcare                     Common   92553Q209    $34,593,914     1,712,570     a                       a
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Wabtec Corporation                    Common   929740108    $28,357,346     1,789,107     a                       a
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NDCHealth Corp                        Common   639480102    $25,005,920     1,193,600     a                       a
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Gartner, Inc.                    Cl A Common   366651107    $24,350,894     2,209,700     a                       a
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CNA Surety Corporation                Common   12612L108    $21,508,869     2,140,186     a                       a
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Platinum Underwriters Holdings        Common   G7127P100    $18,495,420       658,200     a                       a
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               SubTotal Page 1                            $1,048,386,297    91,747,993
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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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Medco Health Solutions Inc.           Common   58405u102   $15,946,950       615,000     a                       a
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R.H. Donnelley Corp                   Common   74955w307   $15,944,372       394,565     a                       a
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Robert Mondavi Corp - Cl A       Cl A Common   609200100   $13,925,510       449,500     a                       a
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iShares Russell 2000                  Common   464287655   $13,781,100       142,000     a                       a
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Playtex Products, Inc.                Common   72813P100   $12,838,657     2,154,137     a                       a
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Beckman Coulter Inc.                  Common   075811109   $12,676,059       278,350     a                       a
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Montipelier RE Holdings LTD           Common   G62185106    $8,535,465       283,100     a                       a
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Time Warner, Inc.                     Common   887317105    $7,650,193       506,300     a                       a
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Genesis Health Ventures               Common   37183f107    $6,090,026       251,550     a                       a
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American Power Conversion
  Corporation                         Common   029066107    $5,982,340       345,800     a                       a
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OGE Energy Corp.                      Common   670837103    $1,938,787        85,825     a                       a
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Axis Capital Holdings Ltd             Common   G0692U109    $1,731,530        69,400     a                       a
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AT&T Wireless Services Inc.           Common   00209A106    $1,237,225       151,250     a                       a
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Primedia Preferred 10% Series D    Preferred   74157K606      $960,000        10,000     a                       a
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OGE EGY CAP I 8.375%39             Preferred   67084c200      $851,368        32,200     a                       a
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Rayovac Corporation                   Common   755081106      $747,520        51,200     a                       a
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Bull Run Corporation                  Common   120182209      $575,235       201,837     a                       a
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American Annuity                   Preferred   023833205      $388,773        15,300
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Host Marriott 6.75%                Preferred   441079407      $238,125         5,000
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               SubTotal Page 2                            $ 122,039,234     6,042,314
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                 Grand Total                              $1,170,425,531    97,790,307
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